Annual Operating Expenses {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-09 - Fidelity Advisor® Floating Rate High Income Fund - Fidelity Advisor Floating Rate High Income Fund-Retail Class
Dec. 30, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.68%